SUPPLEMENT DATED MARCH 22, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. Nasdaq 100 Buffer Fund - March
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
As described in the Prospectuses, the Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the Nasdaq 100 Index® (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund’s current Outcome Period will end on March 31, 2024, following which the Fund will reset and commence a new Outcome Period beginning April 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.
The Fund’s Cap will be determined at the end of the trading day immediately preceding the first day of the new Outcome Period, or March 31, 2024. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s fees and expenses:

New Outcome Period	Fund’s Current Cap	Estimated Cap Range
April 1, 2024 to March 31, 2025	19.20%
Series I: 11.75% - 19.75% (before Fund fees and expenses)
Series II: 11.75% - 19.75% (before Fund fees and expenses)
Series I: 10.97% - 18.91% (after Fund fees and expenses)
Series II: 10.69% - 18.61% (after Fund fees and expenses)

The Fund’s Cap is prior to taking into account any fees and expenses of the Fund, as described in the Fund’s prospectus. These estimated Cap ranges are based on market conditions as of March 22, 2024. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.
VINDQM-SUMSTAT-SUP 032224

SUPPLEMENT DATED MARCH 22, 2024 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco® V.I. S&P 500 Buffer Fund - March
(the “Fund")
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement carefully in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.
As described in the Prospectuses, the Fund seeks, over a specified annual outcome period (an “Outcome Period”), to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund’s current Outcome Period will end on March 31, 2024, following which the Fund will reset and commence a new Outcome Period beginning April 1, 2024, as shown in the table below. At the beginning of the new Outcome Period, the Cap will reset.
The Fund’s Cap will be determined at the end of the trading day immediately preceding the first day of the new Outcome Period, or March 31, 2024. As of the date of this Supplement, the Cap for the Fund for the new Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s fees and expenses:

New Outcome Period	Fund’s Current Cap	Estimated Cap Range
April 1, 2024 to March 31, 2025	15.80%
Series I: 11.00% - 19.00% (before Fund fees and expenses)
Series II: 11.00% - 19.00% (before Fund fees and expenses)
Series I: 10.22% - 18.17% (after Fund fees and expenses)
Series II: 9.95% - 17.87% (after Fund fees and expenses)

The Fund’s Cap is prior to taking into account any fees and expenses of the Fund, as described in the Fund’s prospectus. These estimated Cap ranges are based on market conditions as of March 22, 2024. The final Cap could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Cap is established.
VISP500M-SUMSTAT-SUP 032224